Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Sep. 05, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Intangible Assets [Line Items]
Total Intangible assets	$ 592,604		$ 38,032
Less: Accumulated Amortization	(32,479)		(1,648)
Intangible assets, net	560,125		36,384
Property rights [Member]
Schedule of Intangible Assets [Line Items]
Total Intangible assets	92,604		38,032
GO FLY APP [Member]
Schedule of Intangible Assets [Line Items]
Total Intangible assets	$ 500,000	$ 500,000